Document And Entity Information	3 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Entity Registrant Name	Entree Resources Ltd.
Entity Central Index Key	0001271554
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	EGI
Entity Common Stock, Shares Outstanding	174,283,740